Segment Information - Changes in Operating Income (Loss) By Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Assets	$ 13,644,590	$ 13,648,502
Operating Segment Total
Segment Reporting Information [Line Items]
Assets	12,819,804	13,436,104
Operating Segment Total | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Assets	3,467,583	3,655,694
Operating Segment Total | North America Lottery
Segment Reporting Information [Line Items]
Assets	2,441,256	2,467,487
Operating Segment Total | International
Segment Reporting Information [Line Items]
Assets	2,613,698	2,807,234
Operating Segment Total | Italy
Segment Reporting Information [Line Items]
Assets	4,297,267	4,505,689
Corporate Support
Segment Reporting Information [Line Items]
Assets	$ 824,786	$ 212,398